Common Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Disclosure of equity attributable to owners of parent [Abstract]
Disclosure Of Equity Attributable To Owners Of Parent Explanatory [Text Block]
Note 28
Common Sh
a
reholders’ Equity

Subscribed and paid-up Capital

As of December 31, 2020, 2019 and 2018, the Company’s capital shows a balance of ThCh$ 562,693,346, divided into 369,502,872 shares of common stock without face value, entirely subscribed and paid-up. The Company has issued only one series of common shares. Such common shares are registered for trading at the Santiago Stock
Exchange and the Chilean Electronic Stock Exchange, and at the New York Stock Exchange/NYSE), in the form of ADS (American Depositary Shares), with an equivalence of two shares per ADS (Se
e
Note 1 - General information letter A)
).

The Company has not issued any others shares or convertible instruments during the period which could have changed the number of outstanding shares as of December 31, 2020 and 2019 and 2018.

Capital Management

The main purpose, when managing shareholder’s capital, is to maintain an adequate credit risk profile and a healthy capital ratio, allowing the access of the Company to the capitals market for the development of its medium- and long-term purposes and, at the same time, to maximize shareholder’s return.

Earnings per share

The basic earnings per share is calculated as the ratio between the net income (loss) for the period attributable to equity holders of the parent and the weighted average number of valid outstanding shares during such term.

The diluted earnings per share is calculated as the ratio between the net income (loss) for the period attributable to equity holders of the parent and the weighted average additional common shares that would have been outstanding if it had become all ordinary potential dilutive shares.

The information used for the calculation of the earnings as per each basic and diluted share is as follows:

Earnings per share	For the years ended as of December 31,
	2020	2019	2018
Equity holders of the controlling company (ThCh$)	96,152,272	130,141,692	306,890,792
Weighted average number of shares	369,502,872	369,502,872	369,502,872
Basic earnings per share (in Chilean pesos)	260.22	352.21	830.55
Equity holders of the controlling company (ThCh$)	96,152,272	130,141,692	306,890,792
Weighted average number of shares	369,502,872	369,502,872	369,502,872
Diluted earnings per share (in Chilean pesos)	260.22	352.21	830.55

As of
December 31, 2020, 2019 and 2018
, the Company has not issued any convertible or other kind of instruments creating diluting effects.

Distributable net income

In accordance with Circular No 1945 from the CMF on November 4, 2009, the Board of Directors agreed that the distributable net income for the year 2009 will be that reflected in the financial statements attributable to equity holders of the parent, without adjusting it. The above agreement remains in effect for the year ended December 31, 2020.

Dividends

The Company’s dividends policy consists of annually distributing at least

50% of the Net income attributable to Equity holders of the parent of the year.

As of
December 31, 2020, 2019 and 2018
, the Company has distributed the following dividends:

Dividend Nº	Payment Date	Type of Dividend	Dividends per Share ($)	Related to FY
254	01-05-2018	Interim	70.0000	2017
255	04-26-2018	Final	108.88833	2017
256	01-04-2019	Interim	140.0000	2018
257	04-29-2019	Final	358.33030	2018
258	12-26-2019	Interim	75.0000	2019
259	04-24-2020	Final	179.97079	2019
260	12-30-2020	Interim	56.0000	2020

On December 6, 2017, at the  Board  Director Meeting it was agreed to pay the interim Dividend No. 254, amounting to
 ThCh
$ 25,865,201 corresponding to Ch$ 70 per share. This dividend was paid on January 5, 2018.

On April 11, 2018, at the Shareholders’ Meeting it was agreed to pay the final Dividend No. 255, amounting to
ThCh$ 40,234,551 corresponding to the 31.04% of Net income attributable to Equity holders of the parent, equivalent to
Ch$ 108.88833 per share. This dividend was paid on April 26, 2018.

On December 5, 2018, at the Ordinary Board Director Meeting it was agreed to pay the interim Dividend No. 256, amounting to
ThCh$ 51,730,402 corresponding to Ch$ 140 per share. This dividend was paid on January 4, 2019.

In the Ordinary Shareholders’ Meeting of Compañía Cervecerías Unidas S.A., on April 17, 2019, it was agreed, with charge to the Net income attributable to Equity holders of the parent of the year 2018, the distribution of a final Dividend No. 257 of
ThCh$ 358,33030
per share, increasing the total amount to distribute to
 ThCh$ 132,404,074. This dividend was paid as of April 29, 2019.

On December 4, 2019, at the Ordinary Board Director Meeting it was agreed to pay the interim Dividend No. 258, amounting to
ThCh$ 27,712,715 corresponding to Ch$ 75 per share. This dividend was paid on December 26, 2019.

In the Ordinary Shareholders’ Meeting of Compañía Cervecerías Unidas S.A. on April 15, 2020, it was agreed with charge to the Net income attributable to Equity holders of the parent of the year 2019 the distribution of a final Dividend No. 259 of

Ch$ 179.95079 per share. The total amount to distribute was ThCh$ 66,492,334. This dividend was paid as of April 24, 2020.

In the Ordinary Shareholders’ Meeting of Compañía Cervecerías Unidas S.A. on December 2, 2020,
it was agreed with charge to the Net income attributable to Equity holders of the parent of the year 2020 the distribution of an interim Dividend No. 260 of Ch$ 56 per share. The total amount to distribute was ThCh$ 20,692,161. This dividend was paid as of December 30, 2020.

Consolidated Statement of Comprehensive Income

Comprehensive income and expenses are detailed as follows:

Other Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Gains (losses) on cash flow hedges (1)	4,068,855	(1,098,591)	2,970,264
Gains (losses) on exchange differences on translation (1)	(55,220,514)	-	(55,220,514)
Reserve of Actuarial gains and losses on defined benefit plans	(1,859,692)	488,246	(1,371,446)
Total comprehensive income As of December 31, 2020	(53,011,351)	(610,345)	(53,621,696)

Other Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Gains (losses) on cash flow hedges (1)	345,986	(93,416)	252,570
Gains (losses) on exchange differences on translation (1)	17,077,670	-	17,077,670
Reserve of Actuarial gains and losses on defined benefit plans	(4,127,305)	1,107,699	(3,019,606)
Total comprehensive income As of December 31, 2019	13,296,351	1,014,283	14,310,634

Other Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Cash flow hedge (1)	63,008	(16,196)	46,812
Conversion differences of subsidiaries abroad (1)	37,990,079	-	37,990,079
Reserve of Actuarial gains and losses on defined benefit plans	(1,263,781)	339,533	(924,248)
Total comprehensive income As of December 31, 2018	36,789,306	323,337	37,112,643
(1)

These concepts will be reclassified to the Statement of Income when it’s settled
.

Reserves affecting other comprehensive incomes

The movement of comprehensive income and expense is detailed as follows:

a)

As of
December 31, 2020
:

Changes	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Total other reserves

	ThCh$	ThCh$	ThCh$	ThCh$
Conversion of joint ventures and foreign subsidiaries	(125,344,149)	-	-	(125,344,149)
Cash flow hedges	-	4,068,855	-	4,068,855
Gains (losses) from defined benefit plans	-	-	(1,859,692)	(1,859,692)
Deferred taxes	-	(1,098,591)	488,246	(610,345)
Inflation adjustment of subsidiaries in Argentina	70,123,635	-	-	70,123,635
Total changes in equity	(55,220,514)	2,970,264	(1,371,446)	(53,621,696)
Equity holders of the parent	(52,043,623)	2,968,182	(1,298,021)	(50,373,462)
Non-controlling interests	(3,176,891)	2,082	(73,425)	(3,248,234)
Total changes in equity	(55,220,514)	2,970,264	(1,371,446)	(53,621,696)

b)

As of
December 31, 2019
:

Changes	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Total other reserves

	ThCh$	ThCh$	ThCh$	ThCh$
Conversion of joint ventures and foreign subsidiaries	(70,932,096)	-	-	(70,932,096)
Cash flow hedges	-	345,986	-	345,986
Gains (losses) from defined benefit plans	-	-	(4,127,305)	(4,127,305)
Deferred taxes	-	(93,416)	1,107,699	1,014,283
Inflation adjustment of subsidiaries in Argentina	88,009,766	-	-	88,009,766
Total changes in equity	17,077,670	252,570	(3,019,606)	14,310,634
Equity holders of the parent	16,122,893	249,503	(2,887,580)	13,484,816
Non-controlling interests	954,777	3,067	(132,026)	825,818
Total changes in equity	17,077,670	252,570	(3,019,606)	14,310,634

c)

As of December 31, 2018:

Changes	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Total other reserves

	ThCh$	ThCh$	ThCh$	ThCh$
Conversion of joint ventures and foreign subsidiaries	(55,755,054)	-	-	(55,755,054)
Cash flow hedges	-	63,008	-	63,008
Gains (losses) from defined benefit plans	-	-	(1,263,781)	(1,263,781)
Deferred taxes	-	(16,196)	339,533	323,337
Inflation adjustment of subsidiaries in Argentina	93,745,133	-	-	93,745,133
Total changes in equity	37,990,079	46,812	(924,248)	37,112,643
Equity holders of the parent	35,487,433	51,944	(882,063)	34,657,314
Non-controlling interests	2,502,646	(5,132)	(42,185)	2,455,329
Total changes in equity	37,990,079	46,812	(924,248)	37,112,643

Other Reserves

The reserves that are a part of the Company’s equity are as follows:

Currency Translation Reserves
: This reserve originated from the translation of
foreign subsidiaries’ and joint ventures financial statements which functional currency is different from the presentation currency of the Consolidated Financial Statements and inflation adjustment of subsidiaries in Argentina. As of
December 31, 2020
, 2019 and 2018, it amounts to a negative reserve of ThCh$
153,975,058,
ThCh$
101,931,435
and ThCh$ 118,054,328, respectively.

Hedge reserve
: This reserve originated from the hedge accounting application of financial liabilities. The reserve is reversed at the end of the hedge agreement, or when the transaction ceases qualifying hedge accounting, whichever is first. The reserve effects are transferred to income. As of
December 31, 2020
, 2019 and 2018, it amounts to a positive reserve of ThCh$
3,297,873
, ThCh$
329,691
and ThCh$ 80,188 respectively, net of deferred taxes.

Actuarial gains and losses on defined benefit plans reserves:
As of December 31, 2020, 2019 and 2018 the amount recorded is a negative reserve of ThCh$
9,026,175
, ThCh$
7,728,154
and ThCh$ 4,840,574, respectively, net of deferred taxes.

Other reserves
: As of
December 31, 2020, 2019 and 2018
the amount is a negative reserve of ThCh$
28,220,816
,

ThCh$
28,172,631
and ThCh$ 28,233,512, respectively. Such reserves relate mainly to the following concepts:

-

Adjustment due to re-assessment of fixed assets carried out in 1979 (increased for ThCh$ 4,087,396).
-

Price level restatement of paid-up capital registered as of December 31, 2008, according to CMF Circular Letter Nª456 (decreased for ThCh$ 17,615,333).
-

Difference in purchase of shares of the subsidiary Viña San Pedro Tarapacá S.A. made during year 2012 and 2013 (decreased for ThCh$ 9,779,475).
-

Difference in purchase of shares of the subsidiary Manantial S.A. made during year 2016 (decreased for

ThCh$ 7,801,153).
-

Difference in purchase of shares of the Alimentos Nutrabien S.A. made during year 2016 (decreased for

ThCh$ 5,426,209). On December 17, 2018 Food's and subsidiary CCU Inversiones S.A. sold their participation over Alimentos Nutrabien S.A. The aforementioned effect was accounted in result of the period.
-

Difference in purchase of shares of the subsidiary Viña San Pedro Tarapacá S.A. made during year 2018 and 2017 (decreased for ThCh$ 13,054,114 and ThCh$ 2,075,441, respectively).